Business combinations - Schedule of Proforma Information of PRA Health Sciences Inc Acquisition (Details) - PRA Health Sciences, Inc - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Business Acquisition [Line Items]
Revenue	$ 5,779,384	$ 5,580,879
Net income (loss)	$ 387,859	$ 231,442